Business Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segment Information	Business Segment Information
Our operations consist of four operating segments (see Note 1 for discussion of segment reporting change):

•	Offshore Pipeline Transportation – offshore transportation of crude oil and natural gas in the Gulf of Mexico;

•
Sodium Minerals and Sulfur Services – trona and trona-based exploring, mining, processing, producing, marketing and selling activities, as well as processing of high sulfur (or “sour”) gas streams for refineries to remove the sulfur, and selling the related by-product, NaHS;

•
Onshore Facilities and Transportation – terminaling, blending, storing, marketing, and transporting crude oil, petroleum products (primarily fuel oil, asphalt, and other heavy refined products), and CO2; and

•	Marine Transportation – marine transportation to provide waterborne transportation of petroleum products and crude oil throughout North America.
Substantially all of our revenues are derived from, and substantially all of our assets are located in, the United States.
We define Segment Margin as revenues less product costs, operating expenses (excluding non-cash charges, such as depreciation and amortization), and segment general and administrative expenses, plus our equity in distributable cash generated by our equity investees. In addition, our Segment Margin definition excludes the non-cash effects of our legacy stock appreciation rights plan and includes the non-income portion of payments received under direct financing leases.
Our chief operating decision maker (our Chief Executive Officer) evaluates segment performance based on a variety of measures including Segment Margin, segment volumes, where relevant, and capital investment.
Segment information for each year presented below is as follows:

	Offshore Pipeline Transportation	Sodium Minerals & Sulfur Services	Onshore Facilities & Transportation	Marine Transportation	Total
Year Ended December 31, 2018
Segment Margin (a)	$285,014	$260,488	$119,918	$47,338	$712,758
Capital expenditures (b)	$4,703	$74,712	$51,110	$30,868	$161,393
Revenues:
External customers	$284,544	$1,181,578	$1,240,382	$206,266	$2,912,770
Intersegment (c)	—	(7,144)	(6,527)	13,671	$—
Total revenues of reportable segments	$284,544	$1,174,434	$1,233,855	$219,937	$2,912,770
Year Ended December 31, 2017
Segment Margin (a)	$317,540	$130,333	$96,376	$50,294	$594,543
Capital expenditures (b)	$8,815	$1,354,469	$149,123	$68,414	$1,580,821
Revenues:
External customers	$319,455	$470,789	$1,044,083	$194,050	$2,028,377
Intersegment (c)	(1,216)	(8,167)	(1,854)	11,237	$—
Total revenues of reportable segments	$318,239	$462,622	$1,042,229	$205,287	$2,028,377
Year Ended December 31, 2016
Segment Margin (a)	$336,620	$79,508	$83,364	$70,079	$569,571
Capital expenditures (b)	$46,277	$2,274	$316,638	$78,804	$443,993
Revenues:
External customers	$332,514	$180,665	$993,103	$206,211	$1,712,493
Intersegment (c)	2,165	(9,162)	187	6,810	$—
Total revenues of reportable segments	$334,679	$171,503	$993,290	$213,021	$1,712,493
Total assets by reportable segment were as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Offshore pipeline transportation	2,359,013	2,486,803	2,575,335
Sodium minerals and sulfur services	1,844,845	1,848,188	395,043
Onshore facilities and transportation	1,431,910	1,927,976	1,875,403
Marine transportation	800,243	824,777	813,722
Other assets	43,060	49,737	43,089
Total consolidated assets	$6,479,071	$7,137,481	$5,702,592

(a)	A reconciliation of total Segment Margin to net income (loss) attributable to Genesis Energy, L.P. for each year is presented below.
(b) Capital expenditures include maintenance and growth capital expenditures, such as fixed asset additions (including enhancements to existing facilities and construction of growth projects) as well as acquisitions of businesses and contributions to equity investees related to same. In addition to construction of growth projects, capital spending in our sodium minerals and sulfur services segment included $1.3 billion during the year ended December 31, 2017 related to the acquisition of our Alkali Business. During the year ended December 31, 2016, capital expenditures in our offshore pipeline transportation segment included $35.1 million related to the acquisition of the remaining 50% ownership in Deepwater Gateway.
(c) Intersegment sales were conducted under terms that we believe were no more or less favorable than then-existing market conditions.
Reconciliation of total Segment Margin to net income (loss) attributable to Genesis Energy, L.P.:

	Year Ended December 31,
	2018	2017	2016
Total Segment Margin	$712,758	$594,543	$569,571
Corporate general and administrative expenses	(64,683)	(60,029)	(40,905)
Depreciation, depletion, amortization and accretion	(317,186)	(262,021)	(230,563)
Interest expense	(229,191)	(176,762)	(139,947)
Adjustment to exclude distributable cash generated by equity investees not included in income and include equity in investees net income (1)	(28,088)	(31,852)	(39,276)
Non-cash items not included in Segment Margin	9,698	(14,305)	(3,221)
Cash payments from direct financing leases in excess of earnings	(7,633)	(6,921)	(6,277)
Loss on extinguishment of debt	(3,339)	(6,242)	—
Differences in timing of cash receipts for certain contractual arrangements (2)	6,629	17,540	13,253
Gain on sales of assets	42,264	40,311	—
Other, net	—	(2,985)	(6,044)
Non-cash provision for leased items no longer in use	476	(12,589)	—
Income tax expense	(1,498)	3,959	(3,342)
Impairment expense	(126,282)	—	—
Net income (loss) attributable to Genesis Energy, L.P.	$(6,075)	$82,647	$113,249

(1)	Includes distributions attributable to the period and received during or promptly following such period.
(2)
Includes the difference in timing of cash receipts from customers during the period and the revenue we recognize in accordance with GAAP on our related contracts.